Equity (Details) - Schedule of share options granted subsequent		12 Months Ended
		Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 ₪ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 ₪ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 ₪ / shares shares
Equity (Details) - Schedule of share options granted subsequent [Line Items]
Number of potential Ordinary shares Outstanding at beginning of the year | shares		739,514	739,514	438,250	438,250	323,600	323,600
Exercise price range Outstanding at beginning of the year (in New Shekels per share and Dollars per share) | $ / shares						$ 10
Number of potential ordinary shares Granted | shares		749,798	749,798	342,264	342,264	230,750	230,750
Exercise price range Granted (in New Shekels per share and Dollars per share) | ₪ / shares							₪ 26
Number of potential ordinary shares Exercised | shares	[1]			(2,000)	(2,000)	(43,000)	(43,000)
Exercise price range Exercised (in New Shekels per share and Dollars per share) | $ / shares				$ 10		$ 10
Number of potential ordinary shares Forfeited | shares		(42,500)	(42,500)	(29,500)	(29,500)	(3,000)	(3,000)
Exercise price range Forfeited (in New Shekels per share and Dollars per share) | $ / shares						$ 10
Number of potential ordinary shares Expired | shares				(9,500)	(9,500)	(70,100)	(70,100)
Exercise price range Expired (in New Shekels per share and Dollars per share) | $ / shares						$ 10
Number of potential ordinary shares Outstanding at end of the year | shares		1,446,812	1,446,812	739,514	739,514	438,250	438,250
Number of potential ordinary shares Exercisable at end of the year | shares		486,874	486,874	282,861	282,861	175,800	175,800
Exercise price range Exercisable at end of the year (in New Shekels per share and Dollars per share) | $ / shares						$ 10
Top of range [member]
Equity (Details) - Schedule of share options granted subsequent [Line Items]
Exercise price range Outstanding at beginning of the year (in New Shekels per share and Dollars per share) | ₪ / shares			₪ 23.4		₪ 26
Exercise price range Granted (in New Shekels per share and Dollars per share) | ₪ / shares			13.78		14.18
Exercise price range Forfeited (in New Shekels per share and Dollars per share) | ₪ / shares			13.78		26
Exercise price range Expired (in New Shekels per share and Dollars per share) | ₪ / shares					26
Exercise price range Outstanding at end of the year (in New Shekels per share and Dollars per share) | ₪ / shares			13.78		14.18		₪ 26
Exercise price range Exercisable at end of the year (in New Shekels per share and Dollars per share) | ₪ / shares			14.18		23.4
Bottom of range [member]
Equity (Details) - Schedule of share options granted subsequent [Line Items]
Exercise price range Outstanding at beginning of the year (in New Shekels per share and Dollars per share) | $ / shares		$ 10		$ 10
Exercise price range Granted (in New Shekels per share and Dollars per share) | ₪ / shares			80		₪ 23.4
Exercise price range Forfeited (in New Shekels per share and Dollars per share) | (per share)			19.4	10
Exercise price range Expired (in New Shekels per share and Dollars per share) | $ / shares				10
Exercise price range Outstanding at end of the year (in New Shekels per share and Dollars per share) | (per share)			₪ 80	10		$ 10
Exercise price range Exercisable at end of the year (in New Shekels per share and Dollars per share) | $ / shares		$ 10		$ 10

[1]	Average share price for options exercised in 2021 – USD 9.6, for options exercised in 2020 – USD 12.0.